Accounts Receivable, Net (Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable) (Details)	Dec. 31, 2011	Dec. 31, 2010
AmerisourceBergen Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	65.00%	44.00%
Biogen Idec [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	35.00%	25.00%